INTANGIBLE ASSETS AND GOODWILL - Intangible Assets and Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	$ 6,131
Intangible assets and goodwill, ending balance	$ 6,065	$ 6,131
Minimum
Intangible Assets and Goodwill [Roll Forward]
Finite-lived intangible asset, useful life	8 years
Maximum
Intangible Assets and Goodwill [Roll Forward]
Finite-lived intangible asset, useful life	50 years
Cost
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	$ 6,804	6,842
Additions	47
Dispositions and other	(155)	(242)
Foreign exchange adjustments	(23)	66
Intangible assets and goodwill, ending balance	6,673	6,804
Amortization
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	(673)	(604)
Additions		138
Dispositions and other	(159)	(30)
Amortization	94	93
Foreign exchange adjustments		6
Intangible assets and goodwill, ending balance	(608)	(673)
Goodwill
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	4,557
Intangible assets and goodwill, ending balance	4,551	4,557
Goodwill | Cost
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	4,557	4,693
Additions	0	0
Dispositions and other	0	(153)
Foreign exchange adjustments	(6)	17
Intangible assets and goodwill, ending balance	4,551	4,557
Goodwill | Amortization
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	0	0
Intangible assets and goodwill, ending balance	0	0
Intangible Assets
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	1,574
Intangible assets and goodwill, ending balance	1,514	1,574
Intangible Assets | Cost
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	2,247	2,149
Additions	47
Dispositions and other	(155)	(89)
Foreign exchange adjustments	(17)	49
Intangible assets and goodwill, ending balance	2,122	2,247
Intangible Assets | Amortization
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	(673)	(604)
Additions		138
Dispositions and other	(159)	(30)
Amortization	94	93
Foreign exchange adjustments		6
Intangible assets and goodwill, ending balance	(608)	(673)
Purchase and Sale Contracts and Other
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	214
Intangible assets and goodwill, ending balance	248	214
Purchase and Sale Contracts and Other | Cost
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	404	288
Additions	47
Dispositions and other	(155)	(23)
Foreign exchange adjustments	0	1
Intangible assets and goodwill, ending balance	296	404
Purchase and Sale Contracts and Other | Amortization
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	(190)	(189)
Additions		138
Dispositions and other	(155)	(8)
Amortization	13	9
Foreign exchange adjustments		0
Intangible assets and goodwill, ending balance	(48)	(190)
Customer Relationships
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	1,360
Intangible assets and goodwill, ending balance	1,266	1,360
Customer Relationships | Cost
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	1,843	1,861
Additions	0
Dispositions and other	0	(66)
Foreign exchange adjustments	(17)	48
Intangible assets and goodwill, ending balance	1,826	1,843
Customer Relationships | Amortization
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	(483)	(415)
Additions		0
Dispositions and other	(4)	(22)
Amortization	81	84
Foreign exchange adjustments		6
Intangible assets and goodwill, ending balance	$ (560)	$ (483)